Trade and other receivables - Valuation allowance for doubtful accounts (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Carrying amount at the beginning of the year	€ 2,785	€ 2,338
Utilizations	(437)
Other changes	11	(477)
Carrying amount at the end of the year	2,626	2,785
Performing receivables
Trade and other receivables
Additions	150	136
Utilizations	(21)	(85)
Defaulted receivables
Trade and other receivables
Additions	117	243
Utilizations	€ (416)	€ (324)